Note 21 - Mezzanine Equity (Details Textual) - USD ($)							2 Months Ended	12 Months Ended
	Nov. 28, 2016	Nov. 28, 2016	Nov. 22, 2016	Jun. 18, 2014	Jun. 06, 2014	Mar. 19, 2014	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Issued During Period, Shares, New Issues				66,000	1,000,000	583,321
Proceeds from Issuance of Convertible Preferred Stock								$ 2,001,000
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock								$ 1,741,000
Yorkville [Member] | Series B Preferred Stock [Member]
Convertible Preferred Stock Purchase Agreement, Shares Authorized for Issuance			2,106
Stock Issued During Period, Shares, New Issues		527	1,579
Proceeds from Issuance of Convertible Preferred Stock	$ 1,741,000
Stock Ownership Limitation, Percent			4.99%
Convertible Preferred Stock, Numerator Price			$ 1
Convertible Preferred Stock, Conversion Price, Percentage of VWAP			85.00%
Conversion of Stock, Shares Converted							1,495	0
Beneficial Conversion Feature			$ 1
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed								20.00%
Preferred Stock, Discount on Shares			$ 1,403,000
Yorkville [Member] | Series B Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Stock, Conversion Price			$ 2.80
Yorkville [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price			$ 1